ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		$ 1,424,935	$ 1,462,567
Non-current assets		259,913	209,206
Total assets		1,684,848	1,671,773
Current liabilities		470,145	484,556
Total liabilities		508,615	505,945
Net revenue		777,373	707,462	$ 593,466
Net profit		107,072	82,993	89,338
Net cash used in operating activities		23,177	54,526	$ 79,283
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		3,149	3,391
Non-current assets		0	6
Total assets		3,149	3,397
Current liabilities		586	1,547
Total liabilities		586	1,547
Net revenue		0	7
Cost of revenue	[1]	(792)	(1,474)
Net profit		792	1,481
Net cash used in operating activities		$ (319)	$ (323)

[1]	Cost of revenue is negative because of the reversal of warranties provision which was overprovided in previous years.